Intangibles, Net of Accumulated Amortization (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Intangibles, net of accumulated amortization (Textual)
Amortization expense	$ 624	$ 624	$ 2,496	$ 2,496